Long-term debt - Subordinated Related Party Note (Details) - USD ($)		12 Months Ended
	May 11, 2016	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2017
10% subordinated note payable | Essex Capital Corporation, as Investor
Long-term debt
Interest rate (as a percent)	10.00%			10.00%
Face amount of debt issued	$ 5,900,000
Repayments of debt	5,900,000		$ 5,900,000
Interest paid	1,300,000
Interest accrued		$ 263,000
Senior Secured Credit Facility | Debt issued to entities affiliated with Deerfield
Long-term debt
Face amount of debt issued	$ 60,000,000